PROFIT (LOSS) PER SHARE (Schedule of Computation of Basic and Diluted Losses Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net profit (loss) for basic loss per share	$ 35,343	$ (14,231)	$ (18,754)
Net profit (loss) for diluted loss per share	$ 35,343	$ (14,231)	$ (18,754)
Denominator:
Weighted average number of ordinary shares used in computing basic net profit (loss) per share	93,425,341	89,528,031	87,633,298
Weighted average number of ordinary shares used in computing diluted net profit (loss) per share	93,815,083	89,528,031	87,633,298
Basic profit (loss) per ordinary share	$ 0.38	$ (0.16)	$ (0.21)
Diluted profit (loss) per ordinary share	$ 0.38	$ (0.16)	$ (0.21)